DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Line of Credit Facilities
The following table provides details of the Company's outstanding credit facility debt:

				Carrying Amount (a)
	Maturity Date	Interest Rate	Principal	December 31, 2017	December 31, 2016
CSC Holdings Restricted Group:
Revolving Credit Facility (b)	$20,000 on October 9, 2020, remaining balance on November 30, 2021	4.75%	$450,000	$425,488	$145,013
Term Loan Facility	July 17, 2025	3.74%	2,985,000	2,967,818	2,486,874
Cequel:
Revolving Credit Facility (c)	November 30, 2021	—	—	—	—
Term Loan Facility	July 28, 2025	3.82%	1,258,675	1,250,217	812,903
			$4,693,675	4,643,523	3,444,790
Less: Current portion				42,650	33,150
Long-term debt				$4,600,873	$3,411,640

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts.

(b)
At December 31, 2017, $115,973 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $1,734,027 of the facility was undrawn and available, subject to covenant limitations.

(c)
At December 31, 2017, $13,500 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $336,500 of the facility was undrawn and available, subject to covenant limitations.

Schedule of Long-term Debt Instruments
The following table summarizes the Company's senior guaranteed notes, senior secured notes and senior notes and debentures:

			Interest Rate	Principal Amount	Carrying Amount (a)
Issuer	Date Issued	Maturity Date			December 31, 2017	December 31, 2016
Senior notes:
CSC Holdings (b)(f)(n)	February 6, 1998	February 15, 2018	7.875%	$300,000	$301,184	$310,334
CSC Holdings (b)(f)	July 21, 1998	July 15, 2018	7.625%	500,000	507,744	521,654
CSC Holdings (c)(f)	February 12, 2009	February 15, 2019	8.625%	526,000	541,165	553,804
CSC Holdings (c)(f)	November 15, 2011	November 15, 2021	6.750%	1,000,000	960,146	951,702
CSC Holdings (c)(f)	May 23, 2014	June 1, 2024	5.250%	750,000	660,601	650,193
CSC Holdings (e)	October 9, 2015	January 15, 2023	10.125%	1,800,000	1,777,914	1,774,750
CSC Holdings (e)(l)	October 9, 2015	October 15, 2025	10.875%	1,684,221	1,661,135	1,970,379
Senior guaranteed notes:
CSC Holdings (e)	October 9, 2015	October 15, 2025	6.625%	1,000,000	986,717	985,469
CSC Holdings (g)	September 23, 2016	April 15, 2027	5.500%	1,310,000	1,304,468	1,304,025
Senior notes:
Cablevision (k)(o)	September 23, 2009	September 15, 2017	8.625%	—	—	926,045
Cablevision (c)(f)(n)(o)	April 15, 2010	April 15, 2018	7.750%	750,000	754,035	767,545
Cablevision (c)(f)(o)	April 15, 2010	April 15, 2020	8.000%	500,000	492,009	488,992
Cablevision (c)(f)(o)	September 27, 2012	September 15, 2022	5.875%	649,024	572,071	559,500
Senior notes:
Cequel Communications Holdings I and Cequel Capital (d)(m)(p)	Oct. 25, 2012 Dec. 28, 2012	September 15, 2020	6.375%	1,050,000	1,027,493	1,457,439
Cequel Communications Holdings I and Cequel Capital (d)(p)	May 16, 2013 Sept. 9, 2014	December 15, 2021	5.125%	1,250,000	1,138,870	1,115,767
Cequel Communications Holdings I and Cequel Capital (i)(p)	June 12, 2015	July 15, 2025	7.750%	620,000	604,374	602,925
Senior secured notes:
Altice US Finance I Corporation (h)(p)	June 12, 2015	July 15, 2023	5.375%	1,100,000	1,082,482	1,079,869
Altice US Finance I Corporation (j)(p)	April 26, 2016	May 15, 2026	5.500%	1,500,000	1,488,024	1,486,933
				$16,289,245	15,860,432	17,507,325
Less: Current portion					507,744	926,045
Long-term debt					$15,352,688	$16,581,280

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts/premiums.

(b)	The debentures are not redeemable by CSC Holdings prior to maturity.

(c)	Notes are redeemable at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.

(d)	The Company may redeem some or more of all the notes at the redemption price set forth in the relevant indenture, plus accrued and unpaid interest.

(e)
The Company may redeem some or all of the 2023 Notes at any time on or after January 15, 2019, and some or all of the 2025 Notes and 2025 Guaranteed Notes at any time on or after October 15, 2020, at the redemption prices set forth in the relevant indenture, plus accrued and unpaid interest, if any.  The Company may also redeem up to 40% of each series of the Cablevision Acquisition Notes using the proceeds of certain equity offerings before October 15, 2018, at a redemption price equal to 110.125% for the 2023 Notes, 110.875% for the 2025 Notes and 106.625% for the 2025 Guaranteed Notes, in each case plus accrued and unpaid interest. In addition, at any time prior to January 15, 2019, CSC Holdings may redeem some or all of the 2023 Notes, and at any time prior to October 15, 2020, the Company may redeem some or all of the 2025 Notes and the 2025 Guaranteed Notes, at a price equal to 100% of the principal amount thereof, plus a “make whole” premium specified in the relevant indenture plus accrued and unpaid interest.

(f)	The carrying value of the notes was adjusted to reflect their fair value on the Cablevision Acquisition Date (aggregate reduction of $52,788).

(g)
The 2027 Guaranteed Notes are redeemable at any time on or after April 15, 2022 at the redemption prices set forth in the indenture, plus accrued and unpaid interest, if any.  In addition, up to 40% may be redeemed for each series of the 2027 Guaranteed Notes using the proceeds of certain equity offerings before October 15, 2019, at a redemption price equal to 105.500%, plus accrued and unpaid interest.

(h)
Some or all of these notes may be redeemed at any time on or after July 15, 2018, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 105.375%.

(i)
Some or all of these notes may be redeemed at any time on or after July 15, 2020, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 107.750%.

(j)
Some or all of these notes may be redeemed at any time on or after May 15, 2021, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before May 15, 2019, at a redemption price equal to 105.500%.

(k)
In April 2017, the Company redeemed $500,000 of the senior notes from proceeds from the CVC Term Loan facility. In September 2017, these senior notes matured and the Company repaid the remaining principal balance of $400,000.

(l)
In July 2017, the Company used approximately $350,120 of the proceeds from the IPO to fund the redemption of $315,779 principal amount of CSC Holdings senior notes due October 2025 and the related call premium of approximately $34,341which was recorded as a loss on extinguishment of debt. The Company also recorded a write-off of deferred financings costs in connection with this redemption aggregating $4,516.

(m)	In April 2017, the Company redeemed $450,000 of the senior notes from proceeds from the Cequel Term Loan facility.

(n)	As a result of the repayment of these notes in February 2018, discussed in Note 20, the carrying amount of these Notes has been classified as long-term indebtedness.

(o)
The issuers of these notes have no ability to service interest or principal on the notes, other than through any dividends or distributions received from CSC Holdings. CSC Holdings is restricted, in certain circumstances, from paying dividends or distributions to the issuers by the terms of the CVC Credit Facilities Agreement.

(p)
The issuers of these notes have no ability to service interest or principal on the notes, other than through any contributions/distributions from Cequel Communications, LLC (an indirect subsidiary of Cequel and the parent of Altice US Finance I). Cequel Communications, LLC is restricted in certain circumstances, from paying dividends or distributions to the issuers by the terms of the Cequel Credit Facilities Agreement.

Schedule of Maturities of Long-term Debt
The future maturities of debt payable by the Company under its various debt obligations outstanding as of December 31, 2017, including notes payable, collateralized indebtedness (see Note 10), and capital leases, are as follows:

Years Ending December 31,	Cablevision	Cequel	Total
2018	$1,619,094	$16,518	$1,635,612
2019	565,604	18,310	583,914
2020	552,902	1,062,713	1,615,615
2021	2,921,269	1,262,723	4,183,992
2022	680,700	12,734	693,434
Thereafter	9,380,513	4,416,270	13,796,783